Average Annual Total Returns			12 Months Ended	39 Months Ended	49 Months Ended	54 Months Ended	60 Months Ended	68 Months Ended	106 Months Ended	120 Months Ended	140 Months Ended
		May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AVIP Bond Portfolio | ICE BofA US Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.15%				(0.42%)			2.01%
AVIP Bond Portfolio | ICE BofA U.S. Corporate Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.78%				0.11%			3.36%
AVIP Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.67%				(0.06%)			3.36%
AVIP BlackRock Balanced Allocation Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.88%				14.42%			14.82%
AVIP BlackRock Balanced Allocation Portfolio | 70% S&P 500® Index/30% ICE BofA U.S. Corporate Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		14.88%				10.09%			11.44%
AVIP BlackRock Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			16.61%				10.39%			10.82%
AVIP BlackRock Advantage International Equity Portfolio | MSCI EAFE Index (Net-USD)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%				8.92%			8.18%
AVIP BlackRock Advantage International Equity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			33.04%				10.56%			8.33%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.88%				14.42%			14.82%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.35%				10.69%			15.69%
AVIP AB Small Cap Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.88%				14.42%			14.82%
AVIP AB Small Cap Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			4.89%				1.53%			8.67%
AVIP AB Mid Cap Core Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]		17.88%				14.42%			14.82%
AVIP AB Mid Cap Core Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.42%				4.96%			9.99%
AVIP S&P 500® Index Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%			14.82%
AVIP S&P 500® Index Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			17.43%				13.98%			14.37%
AVIP High Income Bond Portfolio | ICE BofA US Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.15%				(0.42%)			2.01%
AVIP High Income Bond Portfolio | ICE BofA U.S. High Yield Constrained Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]		8.50%				4.50%			6.44%
AVIP High Income Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent	[10]		8.31%				3.85%			5.77%
AVIP BlackRock Advantage Large Cap Value Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]		17.88%				14.42%			14.82%
AVIP BlackRock Advantage Large Cap Value Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.44%				12.15%			9.82%
AVIP Nasdaq-100® Index Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[12]		17.88%				14.42%			14.82%
AVIP Nasdaq-100® Index Portfolio | Nasdaq-100® Index
Prospectus [Line Items]
Average Annual Return, Percent	[13]		21.02%				15.30%			19.70%
AVIP Nasdaq-100® Index Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			20.54%				14.85%			19.20%
AVIP BlackRock Advantage Large Cap Core Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%			14.82%
AVIP BlackRock Advantage Large Cap Core Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			20.20%				14.57%			13.59%
AVIP BlackRock Advantage Small Cap Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]		17.88%				14.42%			14.82%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.14%				3.08%			9.71%
AVIP S&P MidCap 400® Index Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[15]		17.88%				14.42%			14.82%
AVIP S&P MidCap 400® Index Portfolio | S&P MidCap 400® Index
Prospectus [Line Items]
Average Annual Return, Percent	[16]		7.50%				9.12%			10.72%
AVIP S&P MidCap 400® Index Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.08%				8.57%			9.16%
AVIP BlackRock Advantage Large Cap Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[17]		17.88%				14.42%			14.82%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			21.51%				13.88%			15.52%
AVIP Constellation Dynamic Risk Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[18]		17.88%				14.42%				14.82%
Performance Inception Date		May 01, 2014
AVIP Constellation Dynamic Risk Balanced Portfolio | 55% S&P 500® Index/ 45% ICE BofA U.S. Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[19]		13.10%				7.71%				9.14%
Performance Inception Date		May 01, 2014
AVIP Constellation Dynamic Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.44%				4.92%				8.94%
Performance Inception Date		May 01, 2014
AVIP Moderately Conservative Model Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[20]		17.88%				14.42%		14.65%
Performance Inception Date		Mar. 01, 2017
AVIP Moderately Conservative Model Portfolio | Morningstar® Moderately Conservative Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[21]		12.87%				4.06%		5.82%
Performance Inception Date		Mar. 01, 2017
AVIP Moderately Conservative Model Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.43%				4.21%		5.54%
Performance Inception Date		Mar. 01, 2017
AVIP Balanced Model Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[22]		17.88%				14.42%		14.65%
Performance Inception Date		Mar. 01, 2017
AVIP Balanced Model Portfolio | Morningstar® Moderate Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[23]		15.95%				5.95%		7.45%
Performance Inception Date		Mar. 01, 2017
AVIP Balanced Model Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.80%				5.87%		6.89%
Performance Inception Date		Mar. 01, 2017
AVIP Moderate Growth Model Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[24]		17.88%				14.42%		14.65%
Performance Inception Date		Mar. 01, 2017
AVIP Moderate Growth Model Portfolio | Morningstar® Moderately Aggressive Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[25]		18.45%				7.94%		9.15%
Performance Inception Date		Mar. 01, 2017
AVIP Moderate Growth Model Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.81%				7.58%		8.46%
Performance Inception Date		Mar. 01, 2017
AVIP Growth Model Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[26]		17.88%				14.42%		14.65%
Performance Inception Date		Mar. 01, 2017
AVIP Growth Model Portfolio | Morningstar® Aggressive Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[27]		20.43%				9.59%		10.40%
Performance Inception Date		Mar. 01, 2017
AVIP Growth Model Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			17.78%				8.85%		9.67%
Performance Inception Date		Mar. 01, 2017
AVIP Constellation Managed Risk Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			12.67%
Performance Inception Date		Jun. 25, 2021
AVIP Constellation Managed Risk Balanced Portfolio | 50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[28]		14.63%			4.86%
Performance Inception Date		Jun. 25, 2021
AVIP Constellation Managed Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.29%			4.36%
Performance Inception Date		Jun. 25, 2021
AVIP Constellation Managed Risk Moderate Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[29]		17.88%	23.17%
Performance Inception Date		Oct. 14, 2022
AVIP Constellation Managed Risk Moderate Growth Portfolio | 65% MSCI All Country World Index/35% Ice BofA U.S. Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[30]		16.92%	16.16%
Performance Inception Date		Oct. 14, 2022
AVIP Constellation Managed Risk Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.75%	15.14%
Performance Inception Date		Oct. 14, 2022
AVIP Constellation Managed Risk Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[31]		17.88%	23.17%
Performance Inception Date		Oct. 14, 2022
AVIP Constellation Managed Risk Growth Portfolio | 85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[32]		20.00%	19.62%
Performance Inception Date		Oct. 14, 2022
AVIP Constellation Managed Risk Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.92%	17.68%
Performance Inception Date		Oct. 14, 2022
AVIP Intech U.S. Low Volatility Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[33]		17.88%			12.67%
Performance Inception Date		Jun. 25, 2021
AVIP Intech U.S. Low Volatility Portfolio | S&P 500® Low Volatility Index
Prospectus [Line Items]
Average Annual Return, Percent	[34]		4.36%			6.18%
Performance Inception Date		Jun. 25, 2021
AVIP Intech U.S. Low Volatility Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.23%			9.05%
Performance Inception Date		Jun. 25, 2021
AVIP Core Plus Bond Portfolio | ICE BofA US Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent			7.15%				(0.42%)	(0.07%)
Performance Inception Date		May 01, 2020
AVIP Core Plus Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent	[35]		6.60%				(0.36%)	(0.49%)
Performance Inception Date		May 01, 2020
AVIP AB Relative Value Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[36]		17.88%		12.40%
Performance Inception Date		Dec. 02, 2021
AVIP AB Relative Value Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.11%		8.46%
Performance Inception Date		Dec. 02, 2021

[1]	Primary Benchmark.
[2]	Secondary benchmark. The return information shows how the Portfolio’s performance compares with the returns of a securities index with similar investment objectives.
[3]	Primary benchmark
[4]	Secondary benchmark. The 70% S&P 500® Index/30% ICE BofA U.S. Corporate Index is a customized index included for the purpose of showing how the Portfolio’s performance compares with an index that is 70% in stocks and 30% in bonds.
[5]	Primary benchmark. Following a one-year transition period, the Russell 1000® Growth Index has been removed as a secondary benchmark from the table above. The Portfolio continues to use the S&P 500® Index as its primary broad-based securities market index, as it provides an appropriate basis for evaluating the Portfolio’s performance and is representative of the Portfolio’s investment strategy.
[6]	Primary benchmark. Following a one-year transition period, the Russell 2000® Index has been removed as a secondary benchmark from the table above. The Portfolio continues to use the S&P 500® Index as its primary broad-based securities market index, as it provides an appropriate basis for evaluating the Portfolio’s performance and is representative of the Portfolio’s investment strategy.
[7]	Primary benchmark. Following a one-year transition period, the Russell Midcap® Index has been removed as a secondary benchmark from the table above. The Portfolio continues to use the S&P 500® Index as its primary broad-based securities market index, as it provides an appropriate basis for evaluating the Portfolio’s performance and is representative of the Portfolio’s investment strategy. Although the secondary benchmark is no longer used for comparative purposes, the Portfolio may still review the securities within the former secondary index as part of its ongoing investment strategies, but such securities will no longer be referenced as a formal benchmark for performance comparison.
[8]	Primary benchmark.
[9]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[10]	Effective December 5, 2025, the Adviser became responsible for the day-to-day management of the Portfolio, and Federated Investment Management Company (“Federated”) no longer serves as sub-adviser. The performance shown for periods prior to this date reflects the investment decisions of Federated.
[11]	Primary benchmark. Following a one-year transition period, the Russell 1000® Value Index has been removed as a secondary benchmark from the table above. The Portfolio continues to use the S&P 500® Index as its primary broad-based securities market index, as it provides an appropriate basis for evaluating the Portfolio’s performance and is representative of the Portfolio’s investment strategy.
[12]	Primary benchmark.
[13]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[14]	Following a one-year transition period, the Russell 2000® Growth Index has been removed as a secondary benchmark from the table above. The Portfolio continues to use the S&P 500® Index as its primary broad-based securities market index, as it provides an appropriate basis for evaluating the Portfolio’s performance and is representative of the Portfolio’s investment strategy.
[15]	Primary benchmark..
[16]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[17]	Primary benchmark. Following a one-year transition period, the Russell 1000® Growth Index has been removed as a secondary benchmark from the table above. The Portfolio continues to use the S&P 500® Index as its primary broad-based securities market index, as it provides an appropriate basis for evaluating the Portfolio’s performance and is representative of the Portfolio’s investment strategy. Although the secondary benchmark is no longer used for comparative purposes, the Portfolio may still review the securities within the former secondary index as part of its ongoing investment strategies, but such securities will no longer be referenced as a formal benchmark for performance comparison.
[18]	Primary benchmark.
[19]	Secondary Benchmark. The return information shows how the Portfolio’s performance compares with the returns of a securities index with similar investment objectives.
[20]	Primary benchmark.
[21]	Secondary benchmark. The return information shows of the Portfolio’s performance compares with the returns of an index with similar investment objectives.
[22]	Primary benchmark.
[23]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of an index with similar investment objectives.
[24]	Primary benchmark.
[25]	Secondary benchmark. The return information shows how the Portfolio’s performance compares with the returns of an index with similar investment objectives.
[26]	Primary benchmark.
[27]	Secondary benchmark. The return information shows of the Portfolio’s performance compares with the returns of an index with similar investment objectives.
[28]	Secondary Index. The 50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index is a blended index comprised of 50% of the MSCI All Country World Index, which measures the performance of large- and mid- cap equities across developed emerging markets, and 50% of the ICE BofA U.S. Broad Market Index, which tracks the performance of U.S. investment-grade debt securities. The return information shows how the Portfolio’s performance compares with the returns of a securities index with similar investment objectives.
[29]	Primary benchmark.
[30]	Secondary benchmark. The 65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index is a blended index comprised of 65% of the MSCI All Country World Index, which measures the performance of large- and mid- cap equities across developed emerging markets, and 35% of the ICE BofA U.S. Broad Market Index, which tracks the performance of U.S. investment-grade debt securities. The return information shows how the Portfolio’s performance compares with the returns of a securities index with similar investment objectives.
[31]	Primary benchmark.
[32]	Secondary benchmark. The 85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index is a blended index comprised of 85% of the MSCI All Country World Index, which measures the performance of large- and mid- cap equities across developed emerging markets, and 15% of the ICE BofA U.S. Broad Market Index, which tracks the performance of U.S. investment-grade debt securities. The return information shows how the Portfolio’s performance compares with the returns of a securities index with similar investment objectives.
[33]	Primary Index.
[34]	Secondary Index. The S&P 500 Low Volatility Index measures the performance of the 100 least volatile stocks within the S&P 500 Index and is included to provide investors with additional context for evaluating the Portfolio’s performance. The return information shows how the Portfolio’s performance compares with the returns of a securities index with similar investment objectives.
[35]	Effective December 5, 2025, the Adviser became responsible for the day-to-day management of the Portfolio, and Federated Investment Management Company (“Federated”) no longer serves as sub-adviser. The performance shown for periods prior to this date reflects the investment decisions of Federated.
[36]	Primary benchmark. Following a one-year transition period, the Russell 1000® Value Index has been removed as a secondary benchmark from the table above. The Portfolio continues to use the S&P 500® Index as its primary broad-based securities market index, as it provides an appropriate basis for evaluating the Portfolio’s performance and is representative of the Portfolio’s investment strategy. Although the secondary benchmark is no longer used for comparative purposes, the portfolio may still review the securities within the former secondary index as part of its ongoing investment strategies, but such securities will no longer be referenced as a formal benchmark for performance comparison.